Submission	Oct. 01, 2025
Submission [Line Items]
Central Index Key	0001690536
Registrant Name	FS Credit Real Estate Income Trust, Inc.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A